Stockholders’ Equity/(Deficit) - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock-Based Compensation Expense [Line Items]
Total Share-based Compensation		$ 3,050,663			$ 18,595
Cost of Sales [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total Share-based Compensation		121,107
Selling and Marketing Expense [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total Share-based Compensation		647,295
General and Administrative Expense [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total Share-based Compensation		$ 2,282,261			$ 18,595